Equity - Additional Information (Detail)		12 Months Ended
	May 31, 2024 shares	Dec. 31, 2024 multiplier shares	Dec. 31, 2023 shares
Disclosure of classes of share capital [line items]
Multiplier to price per share paid to the controlling shareholder used to determine the purchase price per share of preferred shares in a public offering | multiplier		75
Multiplier to the price per common share that preferred shares have the right to receive in the case of liquidation upon splitting of remaining assets among shareholders | multiplier		75
Multiplier to the price per common share used to determine the amount of dividends that may be received | multiplier		75
Repurchase | shares		210,000,000	591,866,000
Preferred shares
Disclosure of classes of share capital [line items]
Number of additional shares authorized for issue | shares		230,000,000
Number of shares approved for buyback plan | shares	1,300,000
Period of permanence in treasury	18 months